Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2015

Collection Period	31-Mar-15	30/360 Days	30	Collection Period Start	1-Mar-15
Distribution Date	15-Apr-15	Actual/360 Days	30	Collection Period End	31-Mar-15
				Prior Month Settlement Date	16-Mar-15
				Current Month Settlement Date	15-Apr-15

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		913,955,005.43	837,117,247.43	807,050,834.94	0.911493
Yield Supplement Overcollaterization		28,538,338.78	24,981,644.71	23,705,229.48
Total Adjusted Portfolio		885,416,666.65	812,135,602.72	783,345,605.46
Total Adjusted Securities		885,416,666.65	812,135,602.72	783,345,605.46	0.884720
Class A-1 Notes	0.23000%	179,000,000.00	105,718,936.07	76,928,938.81	0.429771
Class A-2 Notes	0.60000%	243,000,000.00	243,000,000.00	243,000,000.00	1.000000
Class A-3 Notes	1.11000%	343,000,000.00	343,000,000.00	343,000,000.00	1.000000
Class A-4 Notes	1.66000%	85,000,000.00	85,000,000.00	85,000,000.00	1.000000
Certificates	0.00000%	35,416,666.65	35,416,666.65	35,416,666.65	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	28,789,997.26	20,262.80	160.8379735	0.1132000
Class A-2 Notes	0.00	121,500.00	-	0.5000000
Class A-3 Notes	0.00	317,275.00	-	0.9250000
Class A-4 Notes	0.00	117,583.33	-	1.3833333
Certificates	0.00	0.00	-	-
Total Securities	28,789,997.26	576,621.13

I. COLLECTIONS

Interest:
Interest Collections		1,994,296.98
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		1,994,296.98

Principal:
Principal Collections		29,539,282.19
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		29,539,282.19

Recoveries of Defaulted Receivables		53,869.82
Servicer Advances		0.00

Total Collections		31,587,448.99

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance - Beginning of Period	44,064	812,135,602.72
Total Principal Payment		28,789,997.26
	43,339	783,345,605.46

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2015

III. DISTRIBUTIONS

Total Collections	31,587,448.99
Reserve Account Draw	0.00
Total Available for Distribution	31,587,448.99

1. Reimbursement of Advance	0.00

2. Servicing Fee:
Servicing Fee Due	697,597.71
Servicing Fee Paid	697,597.71
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	20,262.80

Class A-1 Notes Monthly Interest Paid	20,262.80
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	121,500.00

Class A-2 Notes Monthly Interest Paid	121,500.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	317,275.00

Class A-3 Notes Monthly Interest Paid	317,275.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	117,583.33

Class A-4 Notes Monthly Interest Paid	117,583.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2015

Total Note Monthly Interest
Total Note Monthly Interest Due	576,621.13
Total Note Monthly Interest Paid	576,621.13
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	30,313,230.15

4. Total Monthly Principal Paid on the Notes	28,789,997.26

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	28,789,997.26
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Change in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,523,232.89
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Seller	1,523,232.89

V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,213,541.67
Required Reserve Account Amount	2,213,541.67
Beginning Reserve Account Balance	2,213,541.67
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,213,541.67

Required Reserve Account Amount for Next Period	2,213,541.67

VI. POOL STATISTICS

Weighted Average Coupon	2.85%
Weighted Average Remaining Maturity	51.81

Principal Recoveries of Defaulted Receivables* (Refer to Statements to Noteholders, No. 2)	53,869.82
Principal on Defaulted Receivables* (Refer to Statements to Noteholders, No.2)	527,130.30
Pool Balance at Beginning of Collection Period	837,117,247.43
Net Loss Ratio	0.68%

Net Loss Ratio for Second Preceding Collection Period	0.08%
Net Loss Ratio for Preceding Collection Period	0.13%
Net Loss Ratio for Current Collection Period	0.68%
Average Net Loss Ratio	0.29%

Cumulative Net Losses for all Periods	651,847.15

Exhibit 99.1

NISSAN AUTO RECEIVABLES 2014-B OWNER TRUST
Monthly Servicer's Certificate
for the month of March 2015

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	1,892,087.61	92
61-90 Days Delinquent	463,947.40	28
91-120 Days Delinquent	20,334.41	2
Total Delinquent Receivables:	2,376,369.42	122
61+ Days Delinquencies as Percentage of Receivables	0.06%	0.07%

Delinquency Ratio for Second Preceding Collection Period		0.04%
Delinquency Ratio for Preceding Collection Period		0.07%
Delinquency Ratio for Current Collection Period		0.07%
Average Delinquency Ratio		0.06%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap
Termination Payments, if any, due to the currency Swap Counterparty
under the currency Swap Agreement.	NO

2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	NO

* Prior to April 2015, receivables for which the servicer had received notification that the related obligor was subject to proceedings under Chapter 13 of the Bankruptcy Code were not classified by the servicer as “Defaulted Receivables” unless the servicer had determined, in accordance with its customary servicing procedures, that eventual payment in full was unlikely. Under the transaction documents, all receivables with obligors subject to
Chapter 13 bankruptcy proceedings should have been classified as “Defaulted Receivables” upon the servicer's receipt of notification of the related proceeding. Beginning with this monthly servicer certificate and for the March 2015 collection period, the servicer has classified all receivables with obligors subject to Chapter 13 bankruptcy proceedings as “Defaulted Receivables”, including obligors who are not currently delinquent.
This reclassification has resulted in an acceleration of the recognition of losses with respect to such receivables (as reflected above under “Principal on Defaulted Receivables”) and may result in an increase in recoveries in future months because monthly payments for obligors subject to Chapter 13 bankruptcy proceedings would constitute “Recoveries of Defaulted Receivables” rather than “Collections”. Further, the accelerated recognition of losses will result in a greater reduction of the Adjusted Pool Balance and more principal paid on the Notes on the April 2015 distribution date than such reduction or principal payment would have been for the March 2015 collection period had the servicer not reclassified such receivables as
Defaulted Receivables.

3. Have there been any material modifications, extensions or waivers to
Receivables terms, fees, penalties or payments during the Collection Period?	NO

4. Have there been any material breaches of representations, warranties
or covenants contained in the Receivables?	NO

5. Has there been an issuance of notes or other securities backed by the
Receivables?	NO

6. Has there been a material change in the underwriting, origination or acquisition
of Receivables?	NO